Shareholders' equity - Treasury stock (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Treasury stock
Cancellation of treasury shares	€ 0
Treasury shares	€ 108,931,000	€ 108,931,000